Loss Per Share - Summary of Earnings Per Share Basic and Diluted (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Kingsoft Cloud Holdings Limited	¥ (1,588,712)	$ (249,303)	¥ (962,259)		¥ (1,111,199)
Accretion to redemption value of redeemable convertible preferred shares	0	0	(19,768)		(49,725)
Net loss attributable to ordinary shareholders	¥ (1,588,712)	$ (249,303)	¥ (982,027)		¥ (1,160,924)
Denominator:
Weighted average number of ordinary shares outstanding - basic and diluted	3,441,729,444	3,441,729,444	2,400,874,197		889,521,200
Basic and diluted loss per share | (per share)	¥ (0.46)	$ (0.07)	¥ (0.41)	$ (0.41)	¥ (1.31)